UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 E. Cook Ave

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 E. Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2009

(Unaudited)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities are represented as a percentage of net assets.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

COMMON STOCKS - 47.59%

Beverages - 2.08%
4,185	Diageo Plc. ADR	$ 257,336

Bottled & Canned Soft Drinks - 2.41%
7,800	Fomento Economico Mexicano S A ADR	296,790

Cigarettes - 2.12%
4,130	British American Tobacco Plc ADR	261,222

Commercial Banks, NEC - 1.30%
2,630	Canadian Imperial Bank of Commerce	160,456

Crude Petroleum & Natural Gas - 5.82%
6,000	Petroleo Brasileiro S A	275,400
2,640	Royal Dutch Shell Plc ADR *	150,982
4,910	Total S A ADR	290,967
		717,349
Electric Services - 2.25%
18,170	Korea Electric Power Corp. ADR *	276,911

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.06%
17,390	Panasonic Corp. ADR *	253,894

Food & Kindred Products - 2.20%
9,460	Unilever Plc. ADR	271,313

Household Audio & Video Equipment - 2.23%
9,410	Sony Corp. ADR *	274,772

Insurance Agents, Brokers & Services - 0.91%
8,985	Allianz SE ADR	112,133

ADR- American Depositary Receipt

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

Motor Vehicles & Passenger Car Bodies - 2.04%
3,210	Toyota Motor Corp. ADR *	252,210

Pharmaceutical Preparations - 6.48%
5,840	Astraseneca Plc. ADR	262,508
5,395	Novartis AG ADR *	271,800
7,170	Sanofi Aventis ADR	264,931
		799,239
Radio & TV Broadcasting & Communications Equipment - 2.01%
16,975	Nokia Corp. ADR	248,174

Savings Institution, Federally Chartered - 0.90%
1,930	HSBC Holdings Plc. ADR	110,685

Security Brokers, Dealers & Floatation Companies - 1.31%
2,900	Credit Suisse Group AG ADR	161,385

Services-Management Consulting - 2.06%
12,695	ABB Ltd. ADR	254,408

Services-Prepackaged Software - 2.10%
5,310	S A P Aktiengesell ADR	259,500

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.88%
1,050	Posco ADR *	109,137

Surgical & Medical Instruments - 2.28%
6,510	Coviden Plc	281,623

Telephone Communications (No Radio Telephone) - 4.15%
12,110	BT Group Plc.	252,009
11,270	Nippon Telegraph & Telephone Corp. ADR *	259,548
		511,557

ADR- American Depositary Receipt

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

TOTAL FOR COMMON STOCKS (Cost $5,702,863) - 47.59%		5,870,094

SHORT TERM INVESTMENTS - 51.32%
6,329,779	Fidelity Institutional Treasury 0.09% ** (Cost $6,329,779)	6,329,779

TOTAL INVESTMENTS (Cost $12,032,642) - 98.91%		12,199,873

OTHER ASSETS - 1.09%		133,870

NET ASSETS - 100.00%		$12,333,743

** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $12,032,642)	$ 12,199,873
Cash	545,074
Receivables:
Securities Sold	268,939
Dividends and Interest	5,349
Total Assets	13,019,235

Liabilities
Securities Purchased	675,248
Accrued Management Fees	10,244
Total Liabilities	685,492

Net Assets	$ 12,333,743

Net Assets Consist of:
Paid In Capital	$ 12,079,618
Accumulated Undistributed Net Investment Loss	(5,117)
Accumulated Undistributed Realized Gain on Investments	92,011
Unrealized Appreciation in Value of Investments	167,231
Net Assets, for 983,425 Shares Outstanding	$ 12,333,743

Net Asset Value Per Share	$ 12.54

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2009 (UNAUDITED)

Investment Income:
Dividends (net of $456 of foreign tax withheld)	$ 8,621
Interest	808
Total Investment Income	9,429

Expenses:
Advisory Fees (Note 2)	11,913
Other Expenses	4,170
Total Expenses	16,083
Less Waived by Advisor (Note 2)	(151)
Net Expenses	15,932

Net Investment Loss	(6,503)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	84,649
Change in Unrealized Appreciation on Investments	180,690

Net Realized and Unrealized Gain on Investments	265,339

Net Increase in Net Assets Resulting from Operations	$ 258,836

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2009	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (6,503)	$ 1,702
Net Realized Gain on Investments	84,649	7,363
Unrealized Appreciation (Depreciation) on Investments	180,690	(13,459)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,836	(4,394)

Distributions to Shareholders: (Note 4)
Net Investment Income	-	(535)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(535)

Capital Share Transactions (Note 5)	11,879,467	161,535

Total Increase	12,138,303	156,606

Net Assets:
Beginning of Period	195,440	38,834

End of Period (Including Undistributed Net Investment Income (Loss) of $(5,117) and $1,386, respectively)	$12,333,743	$ 195,440

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

Six Months
Ended
(Unaudited)		For the Years Ended
	9/30/ 2009	3/31/ 2009	3/31/ 2008	3/31/ 2007	3/31/ 2006	3/31/ 2005

Net Asset Value, at Beginning of Year	$10.11	$10.06	$10.11	$10.09	$10.04	$10.02

Income From Investment Operations:
Net Investment Income *	(0.03)	0.19	0.37	0.44	0.28	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	2.46	(0.09)	0.00	0.00	0.00	0.00
Total from Investment Operations	2.43	0.10	0.37	0.44	0.28	0.09

Distributions:
Net Investment Income	-	(0.05)	(0.42)	(0.42)	(0.23)	(0.07)
Realized Gains	-	-	-	-	-	-
Total from Distributions	-	(0.05)	(0.42)	(0.42)	(0.23)	(0.07)

Net Asset Value, at End of Year	$12.54	$10.11	$10.06	$10.11	$10.09	$10.04

Total Return **	24.04%	1.02%	3.70%	4.40%	2.86%	0.92%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$12,334	$ 195	$ 39	$ 37	$ 36	$ 35
Ratio of Expenses to Average Net Assets:
Before Waivers	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
After Waivers	1.34%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets	-0.53%	1.89%	3.70%	4.30%	2.86%	0.85%
Portfolio Turnover	350.06%	116.02%	0.00%	0.00%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASB) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities:

(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$5,870,094	-	-	$5,870,094
Short-Term Investment	6,329,779	-	-	6,329,779
Total	$12,199,873	-	-	$12,199,873

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions. Management has evaluated subsequent events through October 31, 2009, the date the financial statements were issued.

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2009, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2009, the Advisor voluntarily waived advisory fees in the amounts of $151.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the six months ended September 30, 2009, no such reimbursements were made.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $10,780,125 and $5,280,021, respectively, for the six months ended September 30, 2009.

(4) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The U.S. federal income tax basis of the Fund’s investments at September 30, 2009 was $12,199,873, including short term investments.

At September 30, 2009 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Appreciation

Depreciation

Net Depreciation

    $229,026             ($61,795)

       $167,231

As of September 30, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income

$(5,117)

Undistributed realized gains

$92,011

On December 12, 2008 distributions of $.05411 per share, aggregating $535 were paid to shareholders of record on the same date, from net investment income.

(5) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2009 there were 500,000,000 shares of capital stock with a par value of $.001 authorized. The total paid in capital totaled $12,079,618. Transactions in capital stock were as follows:

	Six Months	Year
	Ended	Ended
	Sep 30, 2009	Mar 31, 2009
Shares sold	989,510	15,415
Shares issued in reinvestment of distributions	-	52
Shares redeemed	(25,413)	-
	-------	-------
Net increase/(decrease) in shares	964,097	15,467
	=====	=====

Value of shares sold	12,197,570	161,000
Value of shares issued in reinvestment of distributions	-	535
Value of shares redeemed	(318,103)	-
	--------	--------
Net increase in value of shares	11,879,467	161,535
	======	======

(6) NEW ACCOUNTING PROUNCEMENTS

For fiscal years beginning after November 15, 2008 the Fund is required by the Derivates and Hedging Topic of the FASB Accounting Standards Codification to provide enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. There was no impact to the Fund’s financial statements at adoption.

As required by the Fair Value Topic of the FASB Accounting Standards Codification the Fund adopted standards to evaluate the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

THE FORESTER DISCOVERY FUND

PRIVACY POLICY

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Forester Discovery Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on any redemptions of shares within 30 days of their purchase.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included where applicable, your costs may have been higher.

THE FORESTER DISCOVERY FUND

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2009	September 30, 2009	April 1, 2009 through September 30, 2009

Actual	$1,000.00	$1,240.36	$7.53
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.35	$6.78

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 49	Director	Indefinite; 7 Years	2	Mr. Kelley has been a National Account Executive for American Hotel Supply since January, 2004. Prior to that, he was a Sales Executive at WW Grainger for more than 5 years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; 1 Year	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; 1 Year	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

THE FORESTER DISCOVERY FUND

DIRECTORS & OFFICERS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director; President; Treasurer	Indefinite; 7 Years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2009